ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Acquired Intangible Assets, Net
	As of December 31,
	2014				2015
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount

Audio-vision programming and broadcasting qualification	$224	$(38)	$(186)	$-	$214	$(37)	$(177)	$-
Customer relationships	771	(771)	-	-	739	(739)	-	-
Contract backlog	1,612	(1,612)	-	-	1,544	(1544)	-	-
Concession agreements	8,502	(7,351)	(630)	521	10,459	(7,531)	(603)	2,325
Non-compete agreements	190	(180)	(10)	-	182	(172)	(10)	-

	$11,299	$(9,952)	$(826)	$521	$13,138	$(10,023)	$(790)	$2,325